Supplemental Parent and Guarantor Condensed Consolidating Financial Statements - Condensed Consolidating Statements of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 21,201	$ 17,564	$ 17,994	$ 15,385	$ 17,152	$ 15,478	$ 16,795	$ 16,359	$ 72,144	$ 65,784	$ 54,981
Cost of sales									61,398	55,350	46,422
Gross margin	3,148	2,683	2,666	2,249	2,761	2,562	2,543	2,568	10,746	10,434	8,559
Selling, administrative and other expenses									5,218	5,179	4,751
Research and development expenses, net									2,320	2,324	1,674
Restructuring (income) expenses, net									(14)	(61)	3
Interest expense	251	256	265	263	266	273	278	277	1,035	1,094	1,238
Interest income									(41)	(44)	(39)
Loss on extinguishment of debt	1		23						24		551
INCOME (LOSS) BEFORE INCOME TAXES	852	610	544	198	458	437	541	506	2,204	1,942	381
Income tax expense (benefit)									(553)	274	198
Equity in net (income) loss of subsidiaries
NET INCOME	1,620	464	507	166	378	381	436	473	2,757	1,668	183
Other comprehensive income (loss)									3,274	(2,882)	(2,987)
TOTAL COMPREHENSIVE INCOME (LOSS)									6,031	(1,214)	(2,804)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net									74,603	68,634	55,616
Cost of sales									66,281	60,191	48,839
Gross margin									8,322	8,443	6,777
Selling, administrative and other expenses									4,057	4,139	3,745
Research and development expenses, net									2,256	2,288	1,648
Restructuring (income) expenses, net									(2)	(1)	12
Interest expense									934	982	1,067
Interest income									(27)	(17)	(14)
Loss on extinguishment of debt									24		170
INCOME (LOSS) BEFORE INCOME TAXES									1,080	1,052	149
Income tax expense (benefit)									(20)	15	15
Equity in net (income) loss of subsidiaries									(1,657)	(631)	(49)
NET INCOME									2,757	1,668	183
Other comprehensive income (loss)									3,274	(2,882)	(2,987)
TOTAL COMPREHENSIVE INCOME (LOSS)									6,031	(1,214)	(2,804)
Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net									9,313	8,584	6,282
Cost of sales									9,088	8,450	6,326
Gross margin									225	134	(44)
Selling, administrative and other expenses									177	229	158
Research and development expenses, net										1
Restructuring (income) expenses, net									(11)	(59)	(8)
Interest expense									13	12	3
Interest income									(2)	(1)	(1)
Loss on extinguishment of debt
INCOME (LOSS) BEFORE INCOME TAXES									48	(48)	(196)
Income tax expense (benefit)											(1)
Equity in net (income) loss of subsidiaries									(34)	(30)	(26)
NET INCOME									82	(18)	(169)
Other comprehensive income (loss)											(1)
TOTAL COMPREHENSIVE INCOME (LOSS)									82	(18)	(170)
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net									40,733	37,776	31,829
Cost of sales									38,541	35,849	30,006
Gross margin									2,192	1,927	1,823
Selling, administrative and other expenses									815	665	582
Research and development expenses, net									64	35	26
Restructuring (income) expenses, net									(1)	(1)	(1)
Interest expense									140	144	225
Interest income									(25)	(26)	(24)
Loss on extinguishment of debt											381
INCOME (LOSS) BEFORE INCOME TAXES									1,199	1,110	634
Income tax expense (benefit)									(528)	259	182
Equity in net (income) loss of subsidiaries
NET INCOME									1,727	851	452
Other comprehensive income (loss)									530	(131)	(936)
TOTAL COMPREHENSIVE INCOME (LOSS)									2,257	720	(484)
Consolidating Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net									(52,505)	(49,210)	(38,746)
Cost of sales									(52,512)	(49,140)	(38,749)
Gross margin									7	(70)	3
Selling, administrative and other expenses									169	146	266
Research and development expenses, net
Restructuring (income) expenses, net
Interest expense									(52)	(44)	(57)
Interest income									13
INCOME (LOSS) BEFORE INCOME TAXES									(123)	(172)	(206)
Income tax expense (benefit)									(5)		2
Equity in net (income) loss of subsidiaries									1,691	661	75
NET INCOME									(1,809)	(833)	(283)
Other comprehensive income (loss)									(530)	131	937
TOTAL COMPREHENSIVE INCOME (LOSS)									$ (2,339)	$ (702)	$ 654